Revenues and other income - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers
Research tax credit utilisation period		3 years
Research tax credit		€ 1,604	€ 1,053	€ 1,053
Subsidies		202	111
Bpifrance “PGE”
Disclosure of disaggregation of revenue from contracts with customers
Subsidies		€ 150	92
LianBio, NBTXR3
Disclosure of disaggregation of revenue from contracts with customers
Minimum threshold to provide additional know-how to third party under collaboration agreement		80.00%
Collaboration agreement, upfront payment received	€ 20,000
Collaboration agreement, collected		€ 320
Recharge invoice billed		1,300
Supply Services		217	€ 160
Receivables related to collaboration agreements		1,300
LianBio, NBTXR3 | Maximum
Disclosure of disaggregation of revenue from contracts with customers
Collaboration agreement, potential development and commercial milestones payments	€ 205,000
LianBio, NBTXR3 And Cetuximab
Disclosure of disaggregation of revenue from contracts with customers
Collaboration agreement, collected		€ 217